Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 20, 2015

to the Prospectuses dated

July 1, 2014, as supplemented

CHANGE IN REFERENCE BENCHMARK FOR THE FUND. JPMorgan Emerging Market Debt Fund is currently managed relative to the J.P. Morgan Emerging Markets Bond Index Global. Effective March 31, 2015 (the “Effective Date”), the primary benchmark for the JPMorgan Emerging Markets Debt Fund (the “Fund”) will be changed from the J.P. Morgan Emerging Markets Bond Index Global (“Existing Benchmark”) to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “New Benchmark”). This change is being made as the New Benchmark is widely recognized and distributes country weights more evenly than the Existing Benchmark. The Fund’s duration will generally be similar to that of the New Benchmark under normal market conditions and the Fund’s adviser will continue to establish overweight and underweight positions relative to the New Benchmark. Although the types of investments and strategies used by the Fund will not change, the Fund’s composition and allocations will change on or around the Effective Date as the adviser re-allocates the Fund’s overweight and underweight positions using the New Benchmark as a reference point. As a result of the change, the Fund’s portfolio turnover will increase in the short-term. On the Effective Date, the disclosure under “What are the Fund’s main investment strategies?” in the Fund Summary will be deleted in its entirety and replaced with the following to change the references to the primary benchmark from the Existing Benchmark to the New Benchmark:

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of January 30, 2015, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 7.06 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.

To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.

This Fund is non-diversified.

For Class A, Class C and Select Class Shares

In addition, on the Effective Date, the referenced sections on page 18 of the Fund’s Class A, Class C and Select Class Shares prospectus are hereby deleted in their entirety and replaced with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Select Class Shares prior to their inception includes the performance of the only class of shares of the Fund that operated in a master-feeder structure. The performance in the table for Class A and Class C Shares is based on the performance of Select Class Shares prior to the inception of the Class A and Class C Shares. The actual returns of Class A and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.

Best Quarter	2nd quarter, 2009	17.09%
Worst Quarter	4th quarter, 2008	–18.46%

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	3.86%	7.03%	6.69%
Return After Taxes on Distribution	2.11	4.89	4.15
Return After Taxes on Distribution And Sale of Fund Shares	2.20	4.61	4.31
CLASS A SHARES
Return Before Taxes	3.64	6.75	6.46
CLASS C SHARES
Return Before Taxes	6.02	6.24	6.02
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.43	7.57	7.69
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.53	7.27	7.69
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	1.38	5.81	6.83

1.	Effective March 31, 2015, the Fund’s index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Bond Index Global Diversified (Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global.

For the Class R5 and Class R6 Shares

The referenced sections on page 18 of the Fund’s Class R5 and Class R6 Shares prospectus are hereby deleted in their entirety and replaced with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R5 Shares is based on the performance of Select Class Shares prior to the inception of Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance of Class R6 Shares in the performance table is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.

Best Quarter	2nd quarter, 2009	16.95%
Worst Quarter	4th quarter, 2008	–18.43%

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	4.00%	7.24%	6.88%
Return After Taxes on Distribution	2.19	5.07	4.30
Return After Taxes on Distribution And Sale of Fund Shares	2.28	4.76	4.40
CLASS R6 SHARES
Return Before Taxes	4.08	7.25	6.88
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.43	7.57	7.69
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.53	7.27	7.69
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	1.38	5.81	6.83

1	Effective March 31, 2015, the Fund’s index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Bond Index Global Diversified (the Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 20, 2015

to the Prospectuses dated

July 1, 2014, as supplemented

CHANGE IN REFERENCE BENCHMARK FOR THE FUND. JPMorgan Emerging Market Debt Fund is currently managed relative to the J.P. Morgan Emerging Markets Bond Index Global. Effective March 31, 2015 (the “Effective Date”), the primary benchmark for the JPMorgan Emerging Markets Debt Fund (the “Fund”) will be changed from the J.P. Morgan Emerging Markets Bond Index Global (“Existing Benchmark”) to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “New Benchmark”). This change is being made as the New Benchmark is widely recognized and distributes country weights more evenly than the Existing Benchmark. The Fund’s duration will generally be similar to that of the New Benchmark under normal market conditions and the Fund’s adviser will continue to establish overweight and underweight positions relative to the New Benchmark. Although the types of investments and strategies used by the Fund will not change, the Fund’s composition and allocations will change on or around the Effective Date as the adviser re-allocates the Fund’s overweight and underweight positions using the New Benchmark as a reference point. As a result of the change, the Fund’s portfolio turnover will increase in the short-term. On the Effective Date, the disclosure under “What are the Fund’s main investment strategies?” in the Fund Summary will be deleted in its entirety and replaced with the following to change the references to the primary benchmark from the Existing Benchmark to the New Benchmark:

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of January 30, 2015, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 7.06 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.

To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.

This Fund is non-diversified.

For Class A, Class C and Select Class Shares

In addition, on the Effective Date, the referenced sections on page 18 of the Fund’s Class A, Class C and Select Class Shares prospectus are hereby deleted in their entirety and replaced with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Select Class Shares prior to their inception includes the performance of the only class of shares of the Fund that operated in a master-feeder structure. The performance in the table for Class A and Class C Shares is based on the performance of Select Class Shares prior to the inception of the Class A and Class C Shares. The actual returns of Class A and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.

Best Quarter	2nd quarter, 2009	17.09%
Worst Quarter	4th quarter, 2008	–18.46%

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	3.86%	7.03%	6.69%
Return After Taxes on Distribution	2.11	4.89	4.15
Return After Taxes on Distribution And Sale of Fund Shares	2.20	4.61	4.31
CLASS A SHARES
Return Before Taxes	3.64	6.75	6.46
CLASS C SHARES
Return Before Taxes	6.02	6.24	6.02
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.43	7.57	7.69
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.53	7.27	7.69
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	1.38	5.81	6.83

1.	Effective March 31, 2015, the Fund’s index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Bond Index Global Diversified (Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of January 30, 2015, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 7.06 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.

To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.

This Fund is non-diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Select Class Shares prior to their inception includes the performance of the only class of shares of the Fund that operated in a master-feeder structure. The performance in the table for Class A and Class C Shares is based on the performance of Select Class Shares prior to the inception of the Class A and Class C Shares. The actual returns of Class A and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	17.09%
Worst Quarter	4th quarter, 2008	–18.46%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	CHANGE IN REFERENCE BENCHMARK FOR THE FUND. JPMorgan Emerging Market Debt Fund is currently managed relative to the J.P. Morgan Emerging Markets Bond Index Global. Effective March 31, 2015 (the “Effective Date”), the primary benchmark for the JPMorgan Emerging Markets Debt Fund (the “Fund”) will be changed from the J.P. Morgan Emerging Markets Bond Index Global (“Existing Benchmark”) to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “New Benchmark”). This change is being made as the New Benchmark is widely recognized and distributes country weights more evenly than the Existing Benchmark. The Fund’s duration will generally be similar to that of the New Benchmark under normal market conditions and the Fund’s adviser will continue to establish overweight and underweight positions relative to the New Benchmark. Although the types of investments and strategies used by the Fund will not change, the Fund’s composition and allocations will change on or around the Effective Date as the adviser re-allocates the Fund’s overweight and underweight positions using the New Benchmark as a reference point.

		Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.64%
Past 5 Years	rr_AverageAnnualReturnYear05	6.75%
Past 10 Years	rr_AverageAnnualReturnYear10	6.46%
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.02%
Past 5 Years	rr_AverageAnnualReturnYear05	6.24%
Past 10 Years	rr_AverageAnnualReturnYear10	6.02%
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
2005	rr_AnnualReturn2005	14.83%
2006	rr_AnnualReturn2006	12.42%
2007	rr_AnnualReturn2007	4.55%
2008	rr_AnnualReturn2008	(28.73%)
2009	rr_AnnualReturn2009	41.40%
2010	rr_AnnualReturn2010	13.48%
2011	rr_AnnualReturn2011	6.08%
2012	rr_AnnualReturn2012	20.49%
2013	rr_AnnualReturn2013	(6.78%)
2014	rr_AnnualReturn2014	3.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.46%)
Past 1 Year	rr_AverageAnnualReturnYear01	3.86%
Past 5 Years	rr_AverageAnnualReturnYear05	7.03%
Past 10 Years	rr_AverageAnnualReturnYear10	6.69%
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | Return After Taxes on Distribution | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.11%
Past 5 Years	rr_AverageAnnualReturnYear05	4.89%
Past 10 Years	rr_AverageAnnualReturnYear10	4.15%
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | Return After Taxes on Distribution And Sale of Fund Shares | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.20%
Past 5 Years	rr_AverageAnnualReturnYear05	4.61%
Past 10 Years	rr_AverageAnnualReturnYear10	4.31%
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.43%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	7.57%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	7.69%	[1]
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.53%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	7.27%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	7.69%	[1]
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.38%
Past 5 Years	rr_AverageAnnualReturnYear05	5.81%
Past 10 Years	rr_AverageAnnualReturnYear10	6.83%
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 20, 2015

to the Prospectuses dated

July 1, 2014, as supplemented

CHANGE IN REFERENCE BENCHMARK FOR THE FUND. JPMorgan Emerging Market Debt Fund is currently managed relative to the J.P. Morgan Emerging Markets Bond Index Global. Effective March 31, 2015 (the “Effective Date”), the primary benchmark for the JPMorgan Emerging Markets Debt Fund (the “Fund”) will be changed from the J.P. Morgan Emerging Markets Bond Index Global (“Existing Benchmark”) to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “New Benchmark”). This change is being made as the New Benchmark is widely recognized and distributes country weights more evenly than the Existing Benchmark. The Fund’s duration will generally be similar to that of the New Benchmark under normal market conditions and the Fund’s adviser will continue to establish overweight and underweight positions relative to the New Benchmark. Although the types of investments and strategies used by the Fund will not change, the Fund’s composition and allocations will change on or around the Effective Date as the adviser re-allocates the Fund’s overweight and underweight positions using the New Benchmark as a reference point. As a result of the change, the Fund’s portfolio turnover will increase in the short-term. On the Effective Date, the disclosure under “What are the Fund’s main investment strategies?” in the Fund Summary will be deleted in its entirety and replaced with the following to change the references to the primary benchmark from the Existing Benchmark to the New Benchmark:

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of January 30, 2015, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 7.06 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.

To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.

This Fund is non-diversified.

For the Class R5 and Class R6 Shares

The referenced sections on page 18 of the Fund’s Class R5 and Class R6 Shares prospectus are hereby deleted in their entirety and replaced with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R5 Shares is based on the performance of Select Class Shares prior to the inception of Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance of Class R6 Shares in the performance table is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.

Best Quarter	2nd quarter, 2009	16.95%
Worst Quarter	4th quarter, 2008	–18.43%

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	4.00%	7.24%	6.88%
Return After Taxes on Distribution	2.19	5.07	4.30
Return After Taxes on Distribution And Sale of Fund Shares	2.28	4.76	4.40
CLASS R6 SHARES
Return Before Taxes	4.08	7.25	6.88
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.43	7.57	7.69
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.53	7.27	7.69
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	1.38	5.81	6.83

1	Effective March 31, 2015, the Fund’s index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Bond Index Global Diversified (the Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of January 30, 2015, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 7.06 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.

To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.

This Fund is non-diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R5 Shares is based on the performance of Select Class Shares prior to the inception of Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance of Class R6 Shares in the performance table is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	16.95%
Worst Quarter	4th quarter, 2008	–18.43%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	CHANGE IN REFERENCE BENCHMARK FOR THE FUND. JPMorgan Emerging Market Debt Fund is currently managed relative to the J.P. Morgan Emerging Markets Bond Index Global. Effective March 31, 2015 (the “Effective Date”), the primary benchmark for the JPMorgan Emerging Markets Debt Fund (the “Fund”) will be changed from the J.P. Morgan Emerging Markets Bond Index Global (“Existing Benchmark”) to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “New Benchmark”). This change is being made as the New Benchmark is widely recognized and distributes country weights more evenly than the Existing Benchmark. The Fund’s duration will generally be similar to that of the New Benchmark under normal market conditions and the Fund’s adviser will continue to establish overweight and underweight positions relative to the New Benchmark. Although the types of investments and strategies used by the Fund will not change, the Fund’s composition and allocations will change on or around the Effective Date as the adviser re-allocates the Fund’s overweight and underweight positions using the New Benchmark as a reference point.

		Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
2005	rr_AnnualReturn2005	14.83%
2006	rr_AnnualReturn2006	12.42%
2007	rr_AnnualReturn2007	4.76%
2008	rr_AnnualReturn2008	(28.60%)
2009	rr_AnnualReturn2009	41.83%
2010	rr_AnnualReturn2010	13.70%
2011	rr_AnnualReturn2011	6.30%
2012	rr_AnnualReturn2012	20.76%
2013	rr_AnnualReturn2013	(6.58%)
2014	rr_AnnualReturn2014	4.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.43%)
Past 1 Year	rr_AverageAnnualReturnYear01	4.00%
Past 5 Years	rr_AverageAnnualReturnYear05	7.24%
Past 10 Years	rr_AverageAnnualReturnYear10	6.88%
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.08%
Past 5 Years	rr_AverageAnnualReturnYear05	7.25%
Past 10 Years	rr_AverageAnnualReturnYear10	6.88%
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | Return After Taxes on Distribution | Class R5
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.19%
Past 5 Years	rr_AverageAnnualReturnYear05	5.07%
Past 10 Years	rr_AverageAnnualReturnYear10	4.30%
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | Return After Taxes on Distribution And Sale of Fund Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.28%
Past 5 Years	rr_AverageAnnualReturnYear05	4.76%
Past 10 Years	rr_AverageAnnualReturnYear10	4.40%
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.43%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	7.57%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	7.69%	[2]
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.53%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	7.27%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	7.69%	[2]
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.38%
Past 5 Years	rr_AverageAnnualReturnYear05	5.81%
Past 10 Years	rr_AverageAnnualReturnYear10	6.83%

[1]	Effective March 31, 2015, the Fund's index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Bond Index Global Diversified (Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global.
[2]	Effective March 31, 2015, the Fund's index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Bond Index Global Diversified (the Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global.